Related party transactions	12 Months Ended
Jun. 30, 2018
Related party transactions
Related party transactions

38Related party transactions

Parties are considered to be related if one party directly or indirectly has the ability to control or jointly control the other party or exercise significant influence over the other party or is a member of the key management of the reporting entity (Sasol Limited). In particular, this relates to joint ventures and associates. Disclosure in respect of joint ventures and associates is provided in note 20.

Group companies, in the ordinary course of business, entered into various purchase and sale transactions with associates and joint ventures. The effect of these transactions is included in the financial performance and results of the group. Terms and conditions are determined on an arm’s length basis. Amounts owing (after eliminating intercompany balances) to related parties are disclosed in the respective notes to the financial statements for those statement of financial position items. No impairment of receivables related to the amount of outstanding balances is required.

Material related party transactions

The following table shows the material transactions that are included in the annual financial statements using the equity method for associates and joint ventures.

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	965	1 088	1 079

Purchases by subsidiaries from related parties
Joint ventures	671	617	592
Associates	88	120	88

	759	737	680

Identity of related parties with whom material transactions have occurred

Except for the group’s interests in joint ventures and associates, there are no other related parties with whom material individual transactions have taken place.

Key management remuneration

Key management comprises of Executive and Non-executive Directors as well as other members of the Group Executive Committee (GEC)/Prescribed Officers.

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives (1)	2018	2017 (2)	2016 (2)
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Executive Directors	25 508	3 892	14 320	23 088	66 808	77 333	69 041

(1)

Incentives approved on the group results for the 2018 financial year and payable in the following year. Incentives are calculated as a percentage of total guaranteed package/ net base salary as at 30 June 2018.

(2)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Executive Directors’ and former Executive Director were as follows:

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000
Executive Directors	19 454	1 061	20 515	24 970	30 705

(1)	Long-term incentives for the 2018 financial year represent incentives approved on the group results for the 2018 financial year, payable in the 2019 financial year.

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives (1)	2018	2017 (2)	2016 (2)
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Prescribed Officers	37 569	5 995	21 684	23 759	89 007	70 949	70 363
Number of GEC members					10	10	10

(1)

Incentives approved on the group results for the 2018 financial year and payable in the following year. Incentives are calculated as a percentage of total guaranteed package/net base salary as at 30 June 2018.

(2)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Prescribed Officers were as follows:

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000
Prescribed Officers	39 701	5 261	44 962	23 807	49 793

(1)	Long-term incentives for the 2018 financial year represent incentives approved on the group results for the 2018 financial year, payable in the 2019 financial year.

The total IFRS2 charge for Executive Directors and the GEC in 2018 amounted to R33 million and R72 million, respectively.

Non-executive Directors’ emoluments for the year was as follows:

				Ad Hoc
				Special
	Board	Lead		Board -
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Non-executive Directors	19 914	607	6 462	840	27 823	23 079	22 645